FINANCE EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Cost [Abstract]
FINANCE EXPENSES [Text Block]

9. FINANCE EXPENSES

	Years ended December 31,
	2021	2020
Interest expense	38,853	34,650
Amortization of financing fees	2,040	2,638
Finance expense - deferred revenue (Note 18)	5,549	5,172
Accretion on PER (Note 19)	373	550
Finance income	(678)	(249)
Loss on settlement of long-term debt (Note 17a)	5,798	-
	51,935	42,761

For the year ended December 31, 2021, interest expense includes $1,728 (2020 - $2,012) from lease liabilities and lease related obligations.

As part of the senior secured notes refinancing completed in February, the Company redeemed its US$250 million senior secured notes on March 3, 2021, which resulted in an accounting loss of $5,798, comprised of the write-off of deferred financing costs of $4,025 and additional interest costs paid over the call period of $1,773.

The Company also also paid a one-time redemption call premium of $6,941 on the settlement of the 2022 Notes, which is not included in net financing expenses shown above.